DEPOSITS FROM BANKS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Demand deposits	R$ 1,503,278	R$ 1,187,198
Interbank deposits	2,354,799	1,553,496
Securities sold under agreements to repurchase	272,404,788	222,694,031
Borrowings	22,809,333	32,625,290
Onlending	24,350,585	23,888,023
Total	R$ 323,422,783	R$ 281,948,038